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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-8644

Variable Insurance Funds

(Exact name of registrant as specified in charter)

3435 Stelzer Road, Columbus, Ohio	43219

(Address of principal executive offices)	(Zip code)
BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)
Registrant’s telephone number, including area code :     614-470-8000

Date of fiscal year end:         December 31

Date of reporting period:      March 31, 2005

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

     File the schedules as of the close of the reporting period as set forth in§§ 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The schedules need not be audited.

Free Enterprise Action Fund

Schedule of Portfolio Investments
March 31, 2005
(Unaudited)

	Shares	Value
Common Stocks - 88.9%
Advertising - 0.2%
Interpublic Group of Companies, Inc. *	157	$1,928
Omnicom Group, Inc.	60	5,311

		7,239

Aerospace & Defense - 1.6%
Boeing Co.	257	15,024
General Dynamics Corp.	69	7,386
Lockheed Martin Corp.	146	8,915
Northrop Grumman Corp.	121	6,532
Raytheon Co.	151	5,844
Rockwell Collins, Inc.	60	2,855
United Technologies Corp.	173	17,587

		64,143

Agricultural Operations - 0.3%
Archer-Daniels-Midland Co.	234	5,752
Monsanto Co.	86	5,547

		11,299

Airlines - 0.1%
Southwest Airlines Co.	274	3,902

Apparel/Footwear - 0.7%
Coach, Inc. *	66	3,738
Gap, Inc.	304	6,639
Jones Apparel Group, Inc.	51	1,708
Limited Brands, Inc.	147	3,572
Liz Claiborne, Inc.	40	1,605
Nike, Inc. - Class B	91	7,581
V.F. Corp.	35	2,070

		26,913

Automotive - 0.7%
AutoNation, Inc. *	105	1,989
AutoZone, Inc. *	25	2,143
Ford Motor Co.	671	7,602
General Motors Corp.	205	6,025
Genuine Parts Co.	64	2,783
Johnson Controls, Inc.	68	3,792
PACCAR, Inc.	57	4,126

		28,460

Banks - 5.9%
AmSouth Bancorporation	132	3,425
Bank of America Corp.	1,360	59,977
Bank of New York Company, Inc.	268	7,785
BB&T Corp.	198	7,738
Comerica, Inc.	65	3,580
Fifth Third Bankcorp	215	9,241
KeyCorp	145	4,705
M&T Bank Corp.	44	4,491
Marshall & Ilsley Corp.	91	3,799
Mellon Financial Corp.	151	4,310
National City Corp.	238	7,973
North Fork Bancorporation, Inc.	180	4,993
Northern Trust Corp.	86	3,736
PNC Financial Services Group, Inc.	105	5,405
Regions Financial Corp.	170	5,508
State Street Corp.	126	5,509
SunTrust Banks, Inc.	127	9,153

See Notes to Schedule of Portfolio Investments.

	Shares	Value
Synovus Financial Corp.	121	3,371
U.S. Bancorp	645	18,589
Wachovia Corp.	565	28,764
Wells Fargo & Co.	587	35,103

		237,155

Biotechnology - 1.1%
Amgen, Inc. *	435	25,321
Biogen Idec, Inc. *	182	6,281
Chiron Corp. *	68	2,384
Genzyme Corp. *	89	5,094
Gilead Sciences, Inc. *	146	5,227
MedImmune, Inc. *	90	2,143

		46,450

Brewery - 0.5%
Anheuser-Busch Companies, Inc.	283	13,412
Molson Coors Brewing Co.	101	7,794

		21,206

Brokerage Services - 4.9%
Bear Stearns Companies, Inc.	40	3,996
Charles Schwab Corp.	508	5,339
Citigroup, Inc.	1,792	80,533
Goldman Sachs Group, Inc.	161	17,708
JPMorgan Chase & Co.	1,220	42,212
Lehman Brothers Holdings, Inc.	93	8,757
Merrill Lynch & Company, Inc.	321	18,169
Morgan Stanley	375	21,469

		198,183

Building Materials - 0.3%
American Standard Companies, Inc.	68	3,161
Masco Corp.	169	5,859
Vulcan Materials Co.	35	1,989

		11,009

Casino Services - 0.1%
Harrah’s Entertainment, Inc.	36	2,325
International Game Technology, Inc.	129	3,439

		5,764

Chemicals - 1.1%
Dow Chemical Co.	295	14,706
E.I. du Pont de Nemours & Co.	302	15,474
Eastman Chemical Co.	29	1,711
Ecolab, Inc.	99	3,272
International Flavors & Fragrances, Inc.	42	1,659
PPG Industries, Inc.	60	4,291
Rohm & Haas Co.	73	3,504
Sigma-Aldrich Corp.	28	1,715

		46,332

Commercial Services - 0.5%
Cendant Corp.	377	7,744
Cintas Corp.	65	2,685
Moody’s Corp.	52	4,205
Paychex, Inc.	120	3,938

		18,572

Computer Software & Services - 4.2%
Adobe Systems, Inc.	75	5,038
Affiliated Computer Services, Inc. *	46	2,449
Autodesk, Inc.	83	2,470
Automatic Data Processing, Inc.	203	9,125
Computer Associates International, Inc.	209	5,664
Electronic Arts, Inc. *	104	5,385
First Data Corp.	275	10,810
Fiserv, Inc. *	72	2,866
Intuit, Inc. *	64	2,801

See Notes to Schedule of Portfolio Investments.

	Shares	Value
Mercury Interactive Corp. *	28	1,327
Microsoft Corp.	3,809	92,063
Oracle Corp. *	1,796	22,414
Siebel Systems, Inc. *	197	1,799
SunGard Data Systems, Inc. *	106	3,657
Veritas Software Corp. *	161	3,738

		171,606

Computers & Peripherals - 4.7%
Apple Computer, Inc. *	246	10,251
Cisco Systems, Inc. *	2,245	40,163
Computer Sciences Corp. *	76	3,485
Dell, Inc. *	861	33,080
Electronic Data Systems Corp.	184	3,803
EMC Corp. *	816	10,053
Hewlett-Packard Co.	977	21,435
IBM Corp.	565	51,631
Lexmark International, Inc. - Class A *	49	3,919
NCR Corp. *	62	2,092
Network Appliance, Inc. *	131	3,623
Sun Microsystems, Inc. *	1,180	4,767
Symbol Technologies, Inc.	105	1,521

		189,823

Consumer Products - 2.4%
Avon Products, Inc.	173	7,429
Colgate-Palmolive Co.	183	9,547
Fortune Brands, Inc.	53	4,273
Gillette Co.	335	16,911
Kimberly-Clark Corp.	169	11,108
Newell Rubbermaid, Inc.	93	2,040
Procter & Gamble Co.	843	44,680

		95,988

Containers - 0.1%
Ball Corp.	39	1,618
Sealed Air Corp. *	32	1,662

		3,280

Cruise Lines - 0.3%
Carnival Corp.	225	11,657

Diversified Manufacturing Operations - 5.5%
3M Co.	262	22,451
Cooper Industries Ltd. - Class A	35	2,503
Danaher Corp.	105	5,608
Dover Corp.	72	2,721
Eaton Corp.	50	3,270
General Electric Co.	3,591	129,492
Honeywell International, Inc.	276	10,270
Illinois Tool Works, Inc.	96	8,595
Ingersoll-Rand Company Ltd. - Class A	54	4,301
ITT Industries, Inc.	32	2,888
Leggett & Platt, Inc.	73	2,108
Parker Hannifin Corp.	42	2,559
Textron, Inc.	45	3,358
Tyco International Ltd.	685	23,153

		223,277

Electronics - 0.7%
Agilent Technologies, Inc. *	160	3,552
Emerson Electric Co.	149	9,674
Jabil Circuit, Inc. *	64	1,825
L-3 Communications Holdings, Inc.	39	2,770
Molex, Inc.	79	2,082
Rockwell Automation, Inc.	65	3,682
Sanmina-SCI Corp. *	226	1,180
Solectron Corp. *	332	1,152

See Notes to Schedule of Portfolio Investments.

	Shares	Value
W.W. Grainger, Inc.	32	1,993

		27,910

Financial Services - 2.8%
AMBAC Financial Group, Inc.	43	3,214
American Express Co.	438	22,500
Capital One Financial Corp.	87	6,505
CIT Group, Inc.	83	3,154
Countrywide Financial Corp.	223	7,239
Fannie Mae	372	20,255
Franklin Resources, Inc.	83	5,698
Freddie Mac	251	15,863
H&R Block, Inc.	54	2,731
MBIA, Inc.	57	2,980
MBNA Corp.	461	11,318
SLM Corp.	158	7,875
T. Rowe Price Group, Inc.	47	2,791

		112,123

Food & Beverages - 2.8%
Campbell Soup Co.	161	4,672
Coca-Cola Co.	779	32,462
Coca-Cola Enterprises, Inc.	176	3,612
ConAgra Foods, Inc.	189	5,107
General Mills, Inc.	136	6,684
H.J. Heinz Co.	132	4,863
Hershey Foods Corp.	83	5,018
Kellogg Co.	153	6,620
PepsiCo, Inc.	571	30,280
Sara Lee Corp.	302	6,692
Wm. Wrigley Jr. Co.	83	5,442

		111,452

Food Distributors, Supermarkets & Wholesalers - 0.4%
Kroger Co. *	256	4,104
Safeway, Inc. *	187	3,465
Sysco Corp.	227	8,126

		15,695

Forest Products & Paper - 0.5%
Georgia-Pacific Corp.	88	3,123
International Paper Co.	172	6,329
MeadWestvaco Corp.	65	2,068
Temple Inland, Inc.	17	1,233
Weyerhaeuser Co.	80	5,480

		18,233

Health Care - 1.5%
Aetna, Inc.	86	6,446
Caremark Rx, Inc. *	157	6,245
Express Scripts, Inc. *	27	2,354
Humana, Inc. *	64	2,044
McKesson Corp.	98	3,700
Medco Health Solutions, Inc. *	95	4,709
UnitedHealth Group, Inc.	217	20,697
WellPoint, Inc. *	102	12,786

		58,981

Homebuilders - 0.2%
Centex Corp.	44	2,520
KB Home	17	1,997
Pulte Homes, Inc.	41	3,019

		7,536

Hospitals - 0.2%
HCA, Inc.	136	7,285
Health Management Associates, Inc. - Class A	93	2,435

		9,720

Hotels & Motels - 0.3%

See Notes to Schedule of Portfolio Investments.

	Shares	Value
Hilton Hotels Corp.	146	3,263
Marriott International, Inc. - Class A	76	5,082
Starwood Hotels & Resorts Worldwide, Inc.	73	4,382

		12,727

Household Appliances - 0.0%
Whirlpool Corp.	27	1,829

Industrial Gases - 0.2%
Air Products & Chemicals, Inc.	73	4,620
Praxair, Inc.	110	5,265

		9,885

Instruments - Scientific - 0.1%
Fisher Scientific International, Inc. *	47	2,675
Waters Corp. *	44	1,575

		4,250

Insurance - 3.7%
ACE Ltd.	98	4,044
AFLAC, Inc.	184	6,856
Allstate Corp.	227	12,272
American International Group, Inc.	894	49,536
Aon Corp.	124	2,832
Chubb Corp.	65	5,153
CIGNA Corp.	44	3,929
Cincinnati Financial Corp.	65	2,835
Hartford Financial Services Group, Inc.	97	6,650
Lincoln National Corp.	64	2,889
Loews Corp.	61	4,486
Marsh & McLennan Companies, Inc.	198	6,023
MetLife, Inc.	254	9,931
Principal Financial Group, Inc.	115	4,426
Progressive Corp.	68	6,240
Prudential Financial, Inc.	168	9,643
St. Paul Travelers Companies, Inc.	234	8,595
XL Capital Ltd. - Class A	50	3,619

		149,959

Internet Business Services - 0.5%
eBay, Inc. *	420	15,649
Symantec Corp. *	228	4,863

		20,512

Machinery - 0.4%
Caterpillar, Inc.	109	9,967
Deere & Co.	87	5,840

		15,807

Medical - Drugs - 4.4%
Abbott Laboratories	522	24,336
Allergan, Inc.	49	3,404
Bristol-Myers Squibb Co.	635	16,167
Eli Lilly & Co.	375	19,538
Forest Laboratories, Inc. *	125	4,619
Merck & Company, Inc.	669	21,656
Pfizer, Inc.	2,248	59,054
Schering-Plough Corp.	502	9,111
Wyeth	435	18,348

		176,233

Medical Information Systems - 0.1%
IMS Health, Inc.	87	2,122

Medical Labs & Testing Services - 0.2%
Laboratory Corporation of America Holdings *	53	2,555
Quest Diagnostics, Inc.	36	3,784

		6,339

Medical Products - 3.7%
AmerisourceBergen Corp.	40	2,292
Baxter International, Inc.	209	7,102

See Notes to Schedule of Portfolio Investments.

	Shares	Value
Becton Dickinson & Co.	86	5,024
Biomet, Inc.	95	3,449
Boston Scientific Corp. *	339	9,929
C.R. Bard, Inc.	43	2,927
Cardinal Health, Inc.	153	8,537
Guidant Corp.	109	8,055
Johnson & Johnson	974	65,413
Medtronic, Inc.	406	20,686
St. Jude Medical, Inc. *	132	4,752
Stryker Corp.	149	6,647
Zimmer Holdings, Inc. *	86	6,692

		151,505

Metals & Mining - 0.5%
Alcoa, Inc.	279	8,478
Freeport-McMoRan Copper & Gold, Inc. - Class B	60	2,377
Newmont Mining Corp.	149	6,295
Phelps Dodge Corp.	31	3,154

		20,304

Motorcycles - 0.1%
Harley-Davidson, Inc.	99	5,718

Multimedia - 2.9%
Clear Channel Communications, Inc.	195	6,722
Comcast Corp. - Class A *	717	24,220
News Corp. - Class A	872	14,754
Time Warner, Inc. *	1,587	27,852
Univision Communications, Inc. - Class A *	108	2,991
Viacom, Inc. - Class B	603	21,002
Walt Disney Co.	693	19,910

		117,451

Newspapers - 0.4%
Gannett Company, Inc.	87	6,880
Knight-Ridder, Inc.	31	2,085
New York Times Co. - Class A	57	2,085
Tribune Co.	112	4,465

		15,515

Non-hazardous Waste Disposal - 0.1%
Waste Management, Inc.	195	5,626

Office Equipment & Supplies - 0.5%
Avery Dennison Corp.	41	2,539
Office Depot, Inc. *	106	2,351
Pitney Bowes, Inc.	77	3,474
Staples, Inc.	183	5,753
Xerox Corp. *	343	5,196

		19,313

Oil & Gas - 6.5%
Anadarko Petroleum Corp.	78	5,936
Apache Corp.	102	6,245
Baker Hughes, Inc.	114	5,072
BJ Services Co.	62	3,217
Burlington Resources, Inc.	124	6,209
ChevronTexaco Corp.	646	37,668
ConocoPhillips	202	21,784
Devon Energy Corp.	151	7,210
EOG Resources, Inc.	75	3,656
Exxon Mobil Corp.	1,838	109,544
Halliburton Co.	172	7,439
Kerr-McGee Corp.	49	3,838
Marathon Oil Corp.	102	4,786
Nabors Industries Ltd. *	54	3,194
Occidental Petroleum Corp.	113	8,042
Schlumberger Ltd.	180	12,686
Transocean, Inc. *	112	5,764

See Notes to Schedule of Portfolio Investments.

	Shares	Value
Unocal Corp.	78	4,812
Valero Energy Corp.	75	5,495
XTO Energy, Inc.	114	3,744

		266,341

Paints & Coatings - 0.1%
Sherwin-Williams Co.	54	2,375

Photo Equipment & Supplies - 0.1%
Eastman Kodak Co.	106	3,450

Pipelines - 0.2%
Kinder Morgan, Inc.	43	3,255
Williams Companies, Inc.	205	3,856

		7,111

Printing & Publishing - 0.2%
McGraw-Hill Companies, Inc.	65	5,671
R.R. Donnelley & Sons Co.	88	2,783

		8,454

Railroads - 0.5%
Burlington Northern Santa Fe Corp.	120	6,471
CSX Corp.	75	3,124
Norfolk Southern Corp.	138	5,113
Union Pacific Corp.	86	5,994

		20,702

Real Estate Investment Trusts - 0.3%
Equity Office Properties Trust	137	4,128
Equity Residential	102	3,285
Simon Property Group, Inc.	79	4,786

		12,199

Restaurants - 0.7%
McDonald’s Corp.	405	12,611
Starbucks Corp. *	140	7,232
Wendy’s International, Inc.	45	1,757
Yum! Brands, Inc.	92	4,767

		26,367

Retail - 5.0%
Bed Bath & Beyond, Inc. *	112	4,092
Best Buy Company, Inc.	117	6,319
Costco Wholesale Corp.	175	7,732
CVS Corp.	128	6,735
Dollar General Corp.	109	2,388
Family Dollar Stores, Inc.	62	1,882
Federated Department Stores, Inc.	57	3,627
Home Depot, Inc.	764	29,216
J.C. Penney Company, Inc.	95	4,932
Kohl’s Corp. *	109	5,628
Lowe’s Companies, Inc.	258	14,729
May Department Stores Co.	98	3,628
Nordstrom, Inc.	45	2,492
RadioShack Corp.	72	1,764
Target Corp.	291	14,556
Tiffany & Co.	55	1,899
TJX Companies, Inc.	172	4,236
Toys “R” Us, Inc. *	73	1,880
Wal-Mart Stores, Inc.	1,412	70,756
Walgreen Co.	342	15,193

		203,684

Savings & Loans - 0.5%
Golden West Financial Corp.	114	6,897
Sovereign Bancorp, Inc.	147	3,258
Washington Mutual, Inc.	291	11,494

		21,649

Schools - 0.1%
Apollo Group, Inc. - Class A *	68	5,036

See Notes to Schedule of Portfolio Investments.

	Shares	Value
Semiconductors - 2.6%
Advanced Micro Devices, Inc. *	138	2,225
Altera Corp. *	117	2,314
Analog Devices, Inc.	124	4,481
Applied Materials, Inc. *	557	9,051
Broadcom Corp. - Class A *	110	3,291
Freescale Semiconductor, Inc. - Class B *	126	2,174
Intel Corp.	1,958	45,485
KLA-Tencor Corp. *	65	2,991
Linear Technology Corp.	108	4,137
Maxim Integrated Products, Inc.	108	4,414
Micron Technology, Inc. *	216	2,233
National Semiconductor Corp.	102	2,102
Novellus Systems, Inc. *	46	1,230
NVIDIA Corp. *	61	1,449
QLogic Corp. *	32	1,296
Teradyne, Inc. *	83	1,212
Texas Instruments, Inc.	523	13,332
Xilinx, Inc.	115	3,361

		106,778

Staffing - 0.0%
Robert Half International, Inc.	72	1,941

Steel - 0.1%
Nucor Corp.	53	3,050
United States Steel Corp.	35	1,780

		4,830

Telecommunications - 2.9%
ALLTEL Corp.	102	5,595
AT&T Corp.	279	5,231
Avaya, Inc. *	172	2,009
BellSouth Corp.	639	16,799
Comverse Technology, Inc. *	71	1,791
Corning, Inc. *	463	5,153
Lucent Technologies, Inc. *	1,586	4,362
Qwest Communications International, Inc. *	732	2,708
SBC Communications, Inc.	1,105	26,177
Scientific-Atlanta, Inc.	55	1,552
Sprint Corp.	506	11,512
Tellabs, Inc. *	183	1,336
Verizon Communications, Inc.	923	32,766

		116,991

Tobacco - 1.3%
Altria Group, Inc.	671	43,876
Reynolds American, Inc.	54	4,352
UST, Inc.	54	2,792

		51,020

Tools - Hand Held - 0.1%
Black & Decker Corp.	29	2,290
Stanley Works	36	1,630

		3,920

Toys - 0.1%
Mattel, Inc.	135	2,882

Transportation Services - 0.9%
FedEx Corp.	101	9,489
United Parcel Service, Inc. - Class B	368	26,768

		36,257

Travel Services - 0.0%
Sabre Holdings Corp. - Class A	61	1,335

Utilities - Electric - 2.7%
AES Corp. *	186	3,047
Ameren Corp.	68	3,333
American Electric Power Company, Inc.	147	5,007

See Notes to Schedule of Portfolio Investments.

	Shares	Value
Cinergy Corp.	69	2,796
Consolidated Edison, Inc.	91	3,838
Constellation Energy Group	61	3,154
Dominion Resources, Inc.	110	8,187
DTE Energy Co.	61	2,774
Duke Energy Corp.	319	8,935
Edison International	108	3,750
Entergy Corp.	76	5,370
Exelon Corp.	225	10,326
FirstEnergy Corp.	112	4,698
FPL Group, Inc.	124	4,979
NiSource, Inc.	106	2,416
PG&E Corp.	140	4,774
Pinnacle West Capital Corp.	31	1,318
PPL Corp.	72	3,887
Progress Energy, Inc.	92	3,859
Public Service Enterprise Group, Inc.	79	4,297
Southern Co.	268	8,530
TECO Energy, Inc.	80	1,254
TXU Corp.	75	5,972
Xcel Energy, Inc.	156	2,680

		109,181

Utilities - Natural Gas - 0.1%
KeySpan Corp.	60	2,338
Sempra Energy	77	3,068

		5,406

Web Portals/ISP - 0.4%
Yahoo!, Inc. *	501	16,984

Wireless Communications - 1.1%
Motorola, Inc.	850	12,725
Nextel Communications, Inc. - Class A *	371	10,544
QUALCOMM, Inc.	564	20,670

		43,939

Total Common Stocks (Cost $3,702,344)		3,597,835

Short-Term Investments - 5.0%
Money Market Mutual Fund - 5.0%
Huntington Money Market Fund	203,633	203,633

Total Short-Term Investments (Cost $203,633)		203,633

Total Investments (Cost $3,905,977) (a) - 93.9%		3,801,468
Other Assets in Excess of Liabilities - 6.1%		247,155

Net Assets - 100.0%		$4,048,623

(a)	Represents cost for financial reporting and is substantially the same for federal income tax purposes and differs from value by net unrealized depreciation of securities as follows:

Unrealized appreciation	$20,082
Unrealized depreciation	(124,591)

Net unrealized depreciation	$(104,509)

*	Represents non-income producing securities.

See Notes to Schedule of Portfolio Investments.

Free Enterprise Action Fund

Notes to Schedule of Portfolio Investments
(Unaudited)

Securities Valuation—Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including American Depositary Receipts (“ADR’s”), are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price, if applicable. If there have been no sales for that day on any exchange or system, a security is valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded. Investments for which there are no such quotations available, or for which available quotations appear to not accurately reflect their current value, are valued at fair value as determined in good faith under the supervision of the Board of Trustees pursuant to guidelines established by the Board of Trustees of the Variable Insurance Funds. Investments in other open-ended investment companies are valued at net asset values as reported by those investment companies.

Securities Transactions and Related Income— Changes in holdings of portfolio securities shall be reflected no later than in the first calculation on the first business day following the trade date for purposes of calculating the Fund’s daily net asset value per share. However, for financial reporting purposes, portfolio security transactions are reported on trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by using the FIFO (First In, First Out) method.

Item 2. Controls and Procedures.

(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Variable Insurance Funds

By (Signature and Title)	/s/ Steven D. Pierce	Steven D. Pierce, Treasurer

Date May 31, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Walter B. Grimm	Walter B. Grimm, President

Date May 31, 2005

By (Signature and Title)	/s/ Steven D. Pierce	Steven D. Pierce, Treasurer

Date May 31, 2005